Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS – 98.97%
Communication Services - 5.01%
A.H. Belo Corp., Class A	39,000	$146,250
Alaska Communications Systems Group, Inc.*	314,187	540,402
AMC Entertainment Holdings, Inc., Class A+	207,763	2,223,064
ATN International, Inc.	22,000	1,284,140
Consolidated Communications Holdings, Inc.	125,000	595,000
Cumulus Media, Inc., Class A*	30,000	436,200
DHI Group, Inc.*	147,000	565,950
Emerald Expositions Events, Inc.	73,000	710,290
Emmis Communications Corp., Class A*	57,200	286,572
Entercom Communications Corp., Class A	229,130	765,294
Entravision Communications Corp., Class A	147,600	469,368
EW Scripps Co. (The), Class A	96,100	1,276,208
Fluent, Inc.*	165,200	451,822
Gannett Co., Inc.	231,000	2,480,940
Gray Television, Inc.*	232,100	3,787,872
Iridium Communications, Inc.*	273,625	5,822,740
Liberty TripAdvisor Holdings, Inc., Class A*	115,000	1,082,150
Marcus Corp. (The)	92,054	3,406,919
New Media Investment Group, Inc.+	89,800	791,138
Saga Communications, Inc., Class A	11,100	330,225
Salem Media Group, Inc.	4,352	6,659
Scholastic Corp.	88,450	3,339,872
Townsquare Media, Inc., Class A	100,100	703,703
Urban One, Inc.*	140,000	278,600

		31,781,378

Consumer Discretionary - 14.30%
Abercrombie & Fitch Co., Class A	139,600	2,177,760
AMCON Distributing Co.	1,350	104,193
American Axle & Manufacturing Holdings, Inc.*	259,850	2,135,967
American Outdoor Brands Corp.*	144,000	842,400
American Public Education, Inc.*	37,700	842,218
Ark Restaurants Corp.	8,500	172,210

Industry Company	Shares	Value

Consumer Discretionary (continued)
Ascena Retail Group, Inc.*	200,000	$52,820
Barnes & Noble Education, Inc.*	129,960	405,475
Bassett Furniture Industries, Inc.	49,859	762,843
BBX Capital Corp.	193,018	901,394
Beazer Homes USA, Inc.*	85,000	1,266,500
Bed Bath & Beyond, Inc.+	52,500	558,600
Big Lots, Inc.	80,500	1,972,250
Build-A-Bear Workshop, Inc.*	35,000	110,250
Caleres, Inc.	80,000	1,872,800
Canterbury Park Holding Corp.	511	6,239
Carriage Services, Inc.	7,700	157,388
Carrols Restaurant Group, Inc.*	87,400	724,546
Cato Corp. (The), Class A	73,500	1,294,335
Century Casinos, Inc.*	79,200	612,216
Chico’s FAS, Inc.	216,200	871,286
China Automotive Systems, Inc.*	29,200	58,400
China XD Plastics Co., Ltd.*	48,400	91,960
Citi Trends, Inc.	31,020	567,666
Conn’s, Inc.*	84,000	2,088,240
Container Store Group, Inc. (The)*	139,150	615,043
Cooper Tire & Rubber Co.	114,650	2,994,658
Cooper-Standard Holdings, Inc.*	32,000	1,308,160
Crown Crafts, Inc.	13,050	81,562
CSS Industries, Inc.	8,658	34,372
Del Taco Restaurants, Inc.*	117,600	1,202,460
Delta Apparel, Inc.*	23,700	562,875
Destination XL Group, Inc.*	147,000	248,430
Dillard’s, Inc., Class A+	43,500	2,875,785
El Pollo Loco Holdings, Inc.*	35,700	391,272
Escalade, Inc.	4,000	43,560
Ethan Allen Interiors, Inc.	67,600	1,291,160
Express, Inc.*	144,000	495,360
Fiesta Restaurant Group, Inc.*	40,000	416,800
Flanigan’s Enterprises, Inc.+	2,500	57,175
Flexsteel Industries, Inc.	2,000	29,640
Fossil Group, Inc.*	115,500	1,444,905
Full House Resorts, Inc.*	70,000	151,200
GameStop Corp., Class A+	140,000	772,800
Genesco, Inc.*	51,500	2,061,030
G-III Apparel Group, Ltd.*	75,600	1,948,212
Good Times Restaurants, Inc.*	4,300	6,923

www.bridgeway.com	1

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Group 1 Automotive, Inc.	43,300	$3,997,023
Hamilton Beach Brands Holding Co., Class A	3,500	56,595
Haverty Furniture Cos., Inc.	69,659	1,411,988
Hibbett Sports, Inc.*	30,300	693,870
Houghton Mifflin Harcourt Co.*	218,000	1,161,940
International Speedway Corp., Class A	84,760	3,815,048
J Alexander’s Holdings, Inc.*	45,250	530,330
J. Jill, Inc.+	257,500	489,250
JAKKS Pacific, Inc.*	75,000	64,125
K12, Inc.*	82,350	2,174,040
KB Home	134,700	4,579,800
Lakeland Industries, Inc.*	26,450	321,632
Lands’ End, Inc.*	57,900	656,876
Lifetime Brands, Inc.	57,449	508,424
Live Ventures, Inc.*	3,200	26,880
MarineMax, Inc.*	54,000	835,920
MDC Holdings, Inc.	31,904	1,375,062
Meritage Homes Corp.*	72,100	5,072,235
Modine Manufacturing Co.*	106,800	1,214,316
Movado Group, Inc.	61,600	1,531,376
Office Depot, Inc.	845,000	1,482,975
P&F Industries, Inc., Class A	492	3,296
Party City Holdco, Inc.*+	140,300	801,113
Playa Hotels & Resorts NV*	150,000	1,174,500
Red Robin Gourmet Burgers, Inc.*	29,800	991,148
Rent-A-Center, Inc.	83,200	2,145,728
Rocky Brands, Inc.	24,550	815,796
RTW RetailWinds, Inc.*	145,700	199,609
Sequential Brands Group, Inc.*	70,000	15,540
Shiloh Industries, Inc.*	35,900	148,626
Shoe Carnival, Inc.+	33,800	1,095,458
Signet Jewelers, Ltd.	25,000	419,000
Sonic Automotive, Inc., Class A	70,000	2,198,700
SORL Auto Parts, Inc.*+	74,129	234,248
Sportsman’s Warehouse Holdings, Inc.*	59,400	307,692
Strattec Security Corp.	17,300	345,654
Tandy Leather Factory, Inc.*	14,700	68,796
Tilly’s, Inc., Class A	67,400	636,256
TravelCenters of America, Inc.*	28,730	352,517
TRI Pointe Group, Inc.*	65,000	977,600
Tuesday Morning Corp.*	74,000	116,180
Unifi, Inc.*	10,800	236,736
Unique Fabricating, Inc.	15,000	43,350
Vera Bradley, Inc.*	75,500	762,550

Industry Company	Shares	Value

Consumer Discretionary (continued)
Vista Outdoor, Inc.*	98,000	$606,620
Vitamin Shoppe, Inc.*	50,000	326,000
VOXX International Corp.*	22,164	104,171
William Lyon Homes, Class A*	93,697	1,907,671
ZAGG, Inc.*+	50,000	313,500
Zumiez, Inc.*	50,900	1,612,258

		90,643,356
Consumer Staples - 3.89%
Alico, Inc.	16,600	564,732
Andersons, Inc. (The)	82,216	1,844,105
B&G Foods, Inc.+	100,000	1,891,000
Central Garden & Pet Co., Class A*	60,000	1,663,500
Coffee Holding Co., Inc.*	10,000	39,600
Cott Corp.	220,000	2,743,400
Edgewell Personal Care Co.*	64,000	2,079,360
Fresh Del Monte Produce, Inc.	93,000	3,172,230
Hostess Brands, Inc.*	230,000	3,216,550
Ingles Markets, Inc., Class A	50,950	1,979,917
Mannatech, Inc.	25,700	443,325
Natural Alternatives International, Inc.*	16,800	140,280
Natural Grocers by Vitamin Cottage, Inc.*	25,000	249,750
Nature’s Sunshine Products, Inc.*	11,000	91,190
Seneca Foods Corp., Class A*	23,150	721,817
SpartanNash Co.	56,182	664,633
Village Super Market, Inc., Class A	39,900	1,055,355
Weis Markets, Inc.	54,100	2,063,374

		24,624,118
Energy - 12.81%
Adams Resources & Energy, Inc.	10,600	328,600
Amplify Energy Corp.	96,000	592,320
Arch Coal, Inc., Class A+	44,400	3,294,480
Archrock, Inc.	299,500	2,986,015
Ardmore Shipping Corp.*	30,000	200,700
Berry Petroleum Corp.	192,000	1,797,120
Bonanza Creek Energy, Inc.*	56,800	1,271,752
Callon Petroleum Co.*+	236,300	1,025,542
Carrizo Oil & Gas, Inc.*	105,000	901,425
CONSOL Energy, Inc.*	77,500	1,211,325
Contango Oil & Gas Co.*	195,000	542,100
Contura Energy, Inc.*	36,700	1,026,132

2	Quarterly Report | September 30, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Dawson Geophysical Co.*	28,000	$59,920
Denbury Resources, Inc.*	1,138,000	1,354,220
DHT Holdings, Inc.	406,800	2,501,820
Diamond Offshore Drilling, Inc.*+	259,700	1,443,932
Dorian LPG, Ltd.*	104,029	1,077,740
Earthstone Energy, Inc., Class A*	90,000	292,500
Era Group, Inc.*	93,800	990,528
Frontline, Ltd.*+	225,000	2,047,500
GasLog, Ltd.	198,137	2,546,060
Golar LNG, Ltd.	150,000	1,948,500
Goodrich Petroleum Corp.*	22,000	233,860
Gran Tierra Energy, Inc.*	677,500	846,875
Green Plains, Inc.	101,950	1,080,160
Gulfport Energy Corp.*	310,000	840,100
Hallador Energy Co.	42,600	154,212
Helix Energy Solutions Group, Inc.*	400,500	3,228,030
Independence Contract Drilling, Inc.*	115,281	138,337
International Seaways, Inc.*	399	7,685
Keane Group, Inc.*+	120,000	727,200
Lonestar Resources US, Inc., Class A*	67,450	183,464
Mammoth Energy Services, Inc.	221,400	549,072
Matrix Service Co.*	43,000	737,020
McDermott International, Inc.*+	215,001	434,302
Mitcham Industries, Inc.*	5,000	16,250
Montage Resources Corp.*	25,053	94,700
Nabors Industries, Ltd.	240,000	448,800
NACCO Industries, Inc., Class A	31,450	2,009,970
National Energy Services Reunited Corp.*	133,000	888,440
Natural Gas Services Group, Inc.*	53,288	682,619
Navigator Holdings, Ltd.*	97,100	1,037,028
Newpark Resources, Inc.*	143,000	1,089,660
Nine Energy Service, Inc.*	57,700	356,009
Noble Corp. PLC*	901,800	1,145,286
Nordic American Tankers Ltd.+	328,800	710,208
Northern Oil and Gas, Inc.*	300,000	588,000
Oil States International, Inc.*	78,000	1,037,400
Overseas Shipholding Group, Inc., Class A*	253,300	443,275
Par Pacific Holdings, Inc.*	110,300	2,521,458
Penn Virginia Corp.*	36,000	1,046,520
QEP Resources, Inc.	364,000	1,346,800

Industry Company	Shares	Value

Energy (continued)
Ranger Energy Services, Inc.*	23,500	$151,575
Renewable Energy Group, Inc.*	236,319	3,545,967
REX American Resources Corp.*	25,250	1,927,332
Ring Energy, Inc.*	28,300	46,412
SandRidge Energy, Inc.*	35,550	167,085
Scorpio Tankers, Inc.	120,000	3,571,200
SEACOR Holdings, Inc.*	40,200	1,892,214
SEACOR Marine Holdings, Inc.*	11,063	139,062
Select Energy Services, Inc., Class A*	160,000	1,385,600
SemGroup Corp., Class A	254,000	4,150,360
Ship Finance International, Ltd.	275,500	3,868,020
SilverBow Resources, Inc.*	65,500	634,695
Smart Sand, Inc.*	40,000	113,200
Southwestern Energy Co.*	725,000	1,399,250
SRC Energy, Inc.*	397,000	1,850,020
Teekay Corp.+	145,000	580,000
Teekay Tankers, Ltd., Class A*	450,000	585,000
TransAtlantic Petroleum, Ltd.*	70,000	47,390
US Silica Holdings, Inc.+	79,500	760,020
VAALCO Energy, Inc.*	155,000	314,650

		81,192,023
Financials - 31.78%
1347 Property Insurance
Holdings, Inc.*	17,500	77,175
1st Constitution Bancorp	25,250	473,438
1st Source Corp.	11,320	517,664
ACNB Corp.	2,600	89,180
A-Mark Precious Metals, Inc.*	11,500	138,575
Amerant Bancorp, Inc.*+	30,000	629,100
American National Bankshares, Inc.	4,565	161,921
American River Bankshares	20,744	282,118
Ameris Bancorp	29,120	1,171,789
AmeriServ Financial, Inc.	66,000	273,240
Argo Group International Holdings, Ltd.	51,394	3,609,915
Arlington Asset Investment Corp., Class A	72,600	398,574
Atlantic Capital Bancshares, Inc.*	52,933	917,858
Banc of California, Inc.	98,000	1,385,720
Bancorp 34, Inc.	9,300	137,175

www.bridgeway.com	3

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Bancorp, Inc. (The)*	151,800	$1,502,820
Bank of Commerce Holdings	34,800	378,972
Bank of Princeton (The)	12,500	363,250
BankFinancial Corp.	3,000	35,700
Bankwell Financial Group, Inc.	1,500	41,250
Banner Corp.	20,000	1,123,400
Bar Harbor Bankshares	31,241	778,838
BCB Bancorp, Inc.	26,300	337,692
Berkshire Hills Bancorp, Inc.	107,410	3,146,039
Boston Private Financial Holdings, Inc.	157,800	1,839,159
Bryn Mawr Bank Corp.	6,500	237,315
Byline Bancorp, Inc.*	65,000	1,162,200
C&F Financial Corp.	7,400	389,684
Cadence BanCorp.	60,000	1,052,400
Camden National Corp.	33,779	1,463,306
Capital City Bank Group, Inc.	55,750	1,530,338
Capstar Financial Holdings, Inc.	29,900	495,742
CB Financial Services, Inc.	13,500	374,760
Central Pacific Financial Corp.	6,496	184,486
Central Valley Community Bancorp	51,000	1,037,850
Century Bancorp, Inc., Class A	6,800	595,680
Chemung Financial Corp.	12,293	516,306
Citizens Community Bancorp, Inc.	32,000	352,000
Citizens Holding Co.	3,400	68,850
Citizens, Inc.*+	17,200	118,164
Civista Bancshares, Inc.	31,921	693,643
CNB Financial Corp.	60,800	1,744,960
Codorus Valley Bancorp, Inc.	12,354	287,354
Colony Bankcorp, Inc.	1,500	23,025
Community Bankers Trust Corp.	48,000	412,800
Community Financial Corp. (The)	3,840	128,525
Community Trust Bancorp, Inc.	3,000	127,740
Community West Bancshares	1,000	9,880
ConnectOne Bancorp, Inc.	80,200	1,780,440
Consumer Portfolio Services, Inc.*	97,000	348,230
County Bancorp, Inc.	8,700	170,694
Cowen, Inc., Class A*	104,700	1,611,333
Customers Bancorp, Inc.*	58,500	1,213,290

Industry Company	Shares	Value

Financials (continued)
Dime Community Bancshares, Inc.	67,000	$1,434,470
DNB Financial Corp.	12,000	534,120
Donegal Group, Inc., Class A	104,100	1,526,106
Donnelley Financial Solutions, Inc.*	30,000	369,600
Eagle Bancorp Montana, Inc.	19,000	332,500
Elevate Credit, Inc.*	20,000	84,200
Emclaire Financial Corp.+	200	6,438
Employers Holdings, Inc.	75,900	3,307,722
Encore Capital Group, Inc.*	64,700	2,156,128
Enova International, Inc.*	92,400	1,917,300
Entegra Financial Corp.*	23,600	708,944
Enterprise Bancorp, Inc.	27,475	823,700
Equity Bancshares, Inc., Class A*	19,500	522,795
ESSA Bancorp, Inc.	35,000	574,700
Evans Bancorp, Inc.	13,000	486,200
EZCORP, Inc., Class A*	145,100	936,620
Farmers National Banc Corp.	150	2,172
FB Financial Corp.	48,000	1,802,400
FBL Financial Group, Inc., Class A	51,166	3,044,889
Federal Agricultural Mortgage Corp., Class C	22,200	1,812,852
FedNat Holding Co.	27,500	384,725
Financial Institutions, Inc.	40,300	1,216,254
First BanCorp Puerto Rico	450,000	4,491,000
First Bancorp, Inc.	15,880	436,541
First Bank	41,622	450,766
First Busey Corp.	112,593	2,846,351
First Business Financial Services, Inc.	19,100	459,928
First Capital, Inc.+	500	28,915
First Community Bankshares, Inc.	11,000	356,070
First Community Corp.	13,000	253,240
First Financial Corp.	31,495	1,369,088
First Financial Northwest, Inc.	26,400	390,192
First Foundation, Inc.	100,000	1,527,500
First Guaranty Bancshares, Inc.	14,868	329,178
First Internet Bancorp	13,800	295,458
First Mid Bancshares, Inc.	32,000	1,107,840
First Northwest Bancorp	16,590	287,339
First of Long Island Corp. (The)	45,000	1,023,750
First United Corp.	12,225	268,950

4	Quarterly Report | September 30, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First US Bancshares, Inc.	5,000	$ 44,900
Flushing Financial Corp.	51,241	1,035,324
FNCB Bancorp, Inc.	5,000	39,050
Franklin Financial Network, Inc.	18,000	543,780
FS Bancorp, Inc.	7,850	412,125
GAIN Capital Holdings, Inc.+	39,900	210,672
German American Bancorp, Inc.	750	24,038
Global Indemnity, Ltd.	24,443	610,342
Great Elm Capital Corp.+	23,000	188,600
Great Southern Bancorp, Inc.	31,006	1,765,792
Hallmark Financial Services, Inc.*	18,158	347,363
Hancock Whitney Corp.	12,103	463,492
Hanmi Financial Corp.	61,400	1,153,092
Hawthorn Bancshares, Inc.	12,979	309,290
Heartland Financial USA, Inc.	66,950	2,995,343
Hennessy Advisors, Inc.	2,000	21,620
Heritage Insurance Holdings, Inc.	60,100	898,495
Hilltop Holdings, Inc.	156,600	3,741,174
HMN Financial, Inc.*	1,000	22,570
Home Bancorp, Inc.	15,597	608,127
HomeStreet, Inc.*	64,900	1,773,068
Hope Bancorp, Inc.	135,000	1,935,900
Horace Mann Educators Corp.	94,950	4,399,034
Horizon Bancorp, Inc.	85,022	1,475,982
Howard Bancorp, Inc.*	53,100	886,239
Independence Holding Co.	14,950	576,920
INTL. FCStone, Inc.*	8,000	328,480
James River Group Holdings, Ltd.	79,100	4,053,084
Kingstone Cos., Inc.	11,200	95,424
Ladenburg Thalmann Financial Services, Inc.	347,700	824,049
Lakeland Bancorp, Inc.	97,340	1,501,956
Landmark Bancorp, Inc.	2,430	56,570
LCNB Corp.	27,700	491,398
Limestone Bancorp, Inc.*	1,000	15,430
Luther Burbank Corp.	139,600	1,581,668
Mackinac Financial Corp.+	28,400	439,064
Manning & Napier, Inc.	131,000	246,280
Marlin Business Services Corp.	28,875	727,361
Mercantile Bank Corp.	2,000	65,600
Merchants Bancorp/IN	51,300	848,502

Industry Company	Shares	Value

Financials (continued)
Meta Financial Group, Inc.	60,234	$1,964,231
Metropolitan Bank Holding Corp.*	15,100	593,883
Mid Penn Bancorp, Inc.	11,200	287,056
Middlefield Banc Corp.	2,000	93,700
Midland States Bancorp, Inc.	45,117	1,175,298
MidWestOne Financial Group, Inc.	48,300	1,474,116
MMA Capital Holdings, Inc.*	1,500	45,000
Mr Cooper Group, Inc.*	141,703	1,504,886
MutualFirst Financial, Inc.	700	22,064
MVB Financial Corp.	40,300	799,955
National Bankshares, Inc.	1,000	40,050
National Holdings Corp.*	2,000	5,540
National Security Group, Inc. (The)+	200	2,220
National Western Life Group, Inc., Class A	7,350	1,972,520
Nelnet, Inc., Class A	16,900	1,074,840
Nicholas Financial, Inc.*	19,400	174,600
Nicolet Bankshares, Inc.*	16,900	1,125,033
Northeast Bank	22,300	494,391
Northrim BanCorp, Inc.	24,073	954,976
Northwest Bancshares, Inc.	115,000	1,884,850
OceanFirst Financial Corp.	100,000	2,360,000
Ocwen Financial Corp.*	296,400	557,232
OFG Bancorp	118,800	2,601,720
Old Second Bancorp, Inc.	55,100	673,322
On Deck Capital, Inc.*	170,700	573,552
OP Bancorp	30,400	297,312
Oppenheimer Holdings, Inc., Class A	30,019	902,371
Opus Bank	75,000	1,632,750
Orrstown Financial Services, Inc.	28,000	613,200
Pacific Mercantile Bancorp*	50,000	375,500
Parke Bancorp, Inc.	17,327	385,006
Patriot National Bancorp, Inc.	11,000	140,250
PB Bancorp, Inc.	14,500	166,750
PCB Bancorp	15,000	246,750
Peapack Gladstone Financial Corp.	34,968	980,153
Penns Woods Bancorp, Inc.	1,000	46,250
PennyMac Financial Services, Inc.*	30,000	911,400
Peoples Bancorp of North Carolina, Inc.	27,380	813,460
Peoples Bancorp, Inc.	39,550	1,258,086

www.bridgeway.com	5

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Peoples Financial Services Corp.+	17,600	$ 797,104
People’s United Financial, Inc.	8,000	125,080
Piper Jaffray Cos	34,100	2,573,868
Premier Financial Bancorp, Inc.	50,240	862,621
Protective Insurance Corp., Class B	43,700	762,565
Provident Financial Holdings, Inc.	53,710	1,114,482
Provident Financial Services, Inc.	82,500	2,023,725
Prudential Bancorp, Inc.	2,457	41,794
QCR Holdings, Inc.	30,000	1,139,400
RBB Bancorp	27,500	541,475
Regional Management Corp.*	52,100	1,467,136
Reliant Bancorp, Inc.	31,000	743,380
Republic Bancorp, Inc., Class A	37,700	1,638,065
Riverview Bancorp, Inc.	66,478	490,608
Safety Insurance Group, Inc.	7,149	724,408
Salisbury Bancorp, Inc.	1,183	46,385
Sandy Spring Bancorp, Inc.	81,700	2,754,107
SB Financial Group, Inc.	30,952	517,208
SB One Bancorp	16,200	365,472
Security National Financial Corp., Class A*	15,827	79,610
Severn Bancorp, Inc.	30,000	240,600
Shore Bancshares, Inc.	60,400	930,764
Sierra Bancorp	15,939	423,340
SmartFinancial, Inc.*	25,000	520,750
Sound Financial Bancorp, Inc.	1,000	35,960
Southern Missouri Bancorp, Inc.	7,300	265,939
Southern National Bancorpof Virginia, Inc.	57,500	884,925
Standard AVB Financial Corp.	18,000	489,420
Sterling Bancorp, Inc.	112,000	1,093,120
Summit Financial Group, Inc.	25,100	642,560
Summit State Bank	6,250	73,562
Territorial Bancorp, Inc.	21,900	625,902
Third Point Reinsurance Ltd.*	145,000	1,448,550
Tiptree, Inc.	94,200	685,776
Towne Bank	743	20,659
TriState Capital Holdings, Inc.*	45,000	946,800

Industry Company	Shares	Value

Financials (continued)
Triumph Bancorp, Inc.*	15,000	$478,350
Two River Bancorp	36,015	747,671
United Community Financial Corp.	10,163	109,557
United Financial Bancorp, Inc.	118,100	1,609,703
United Fire Group, Inc.	50,200	2,358,396
United Insurance Holdings Corp.	43,400	607,166
Unity Bancorp, Inc.	20,700	458,505
Universal Insurance Holdings, Inc.	72,695	2,180,123
Univest Financial Corp.	76,500	1,951,515
Veritex Holdings, Inc.	79,000	1,916,935
Waddell & Reed Financial, Inc., Class A+	187,800	3,226,404
Walker & Dunlop, Inc.	67,275	3,762,691
Waterstone Financial, Inc.	43,900	754,202
Wellesley Bank+	1,000	30,910
WesBanco, Inc.	23,200	866,984
Westbury Bancorp, Inc.*	2,750	70,400
Western New England
Bancorp, Inc.	100,000	953,000
World Acceptance Corp.*	22,500	2,868,975
WSFS Financial Corp.	35,191	1,551,923

		201,470,499
Health Care - 3.33%
Acorda Therapeutics, Inc.*	35,000	100,450
AMAG Pharmaceuticals, Inc.*+	100,000	1,155,000
AngioDynamics, Inc.*	47,000	865,740
Assertio Therapeutics, Inc.*	92,200	118,016
Brookdale Senior Living, Inc.*	410,500	3,111,590
Concert Pharmaceuticals, Inc.*	45,000	264,600
Cross Country Healthcare, Inc.*	70,150	722,545
CynergisTek, Inc.*	40,000	123,200
Electromed, Inc.*	10,000	66,100
FONAR Corp.*	23,400	483,678
InfuSystem Holdings, Inc.*	118,378	626,220
Kewaunee Scientific Corp.	2,500	38,950
Lannett Co., Inc.*	100,000	1,120,000
Magellan Health, Inc.*	56,900	3,533,490
Mallinckrodt PLC*+	169,900	409,459
National HealthCare Corp.	22,982	1,881,077
PDL BioPharma, Inc.*	380,800	822,528
Prestige Consumer Healthcare, Inc.*	120,600	4,183,614

6	Quarterly Report | September 30, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Surgery Partners, Inc.*+	95,000	$701,575
Triple-S Management Corp., Class B*	58,967	790,158

		21,117,990
Industrials - 15.52%
Acacia Research Corp.*	101,500	272,020
ACCO Brands Corp.	239,800	2,366,826
Aegion Corp.*	72,100	1,541,498
AeroCentury Corp.*	4,300	26,660
Air T, Inc.*	10,050	192,457
Aircastle, Ltd.	170,900	3,833,287
Alpha Pro Tech, Ltd.*	30,500	110,105
Apogee Enterprises, Inc.	27,600	1,076,124
ARC Document Solutions, Inc.*	198,900	270,504
ArcBest Corp.	50,400	1,534,680
Armstrong Flooring, Inc.*	45,000	287,550
Arotech Corp.*	35,596	104,652
Art’s-Way Manufacturing Co., Inc.*	15,000	32,100
Atlas Air Worldwide
Holdings, Inc.*	39,800	1,004,154
BMC Stock Holdings, Inc.*	158,800	4,157,384
Caesarstone, Ltd.	56,000	930,160
CAI International, Inc.*	64,500	1,404,165
Chicago Rivet & Machine Co.	1,000	26,040
Commercial Vehicle Group, Inc.*	73,600	530,656
Costamare, Inc.	230,600	1,399,742
Covenant Transportation
Group, Inc., Class A*	42,550	699,522
CRA International, Inc.	22,000	923,340
DLH Holdings Corp.*	52,500	237,825
Ducommun, Inc.*	34,300	1,454,320
Eagle Bulk Shipping, Inc.*+	230,000	1,006,250
Eastern Co. (The)	20,104	498,981
Echo Global Logistics, Inc.*	60,000	1,359,000
Ecology and Environment, Inc., Class A	18,536	281,562
Ennis, Inc.	124,265	2,511,396
EnPro Industries, Inc.	42,600	2,924,490
Foundation Building Materials, Inc.*	59,800	926,302
FTI Consulting, Inc.*	19,146	2,029,285
Genco Shipping & Trading, Ltd.*	79,600	732,320
General Finance Corp.*	50,000	442,000
GMS, Inc.*	25,000	718,000

Industry Company	Shares	Value

Industrials (continued)
Goldfield Corp. (The)*	114,000	$245,100
Great Lakes Dredge & Dock Corp.*	144,800	1,513,160
Greenbrier Cos, Inc. (The)	34,100	1,027,092
Hawaiian Holdings, Inc.	73,900	1,940,614
Herc Holdings, Inc.*	55,000	2,558,050
Hertz Global Holdings, Inc.*	149,568	2,070,021
Highpower International, Inc.*	25,922	121,574
Hub Group, Inc., Class A*	65,782	3,058,863
Hurco Cos., Inc.	17,615	566,675
IES Holdings, Inc.*	2,350	48,386
Innovative Solutions &
Support, Inc.*	23,300	109,510
Kelly Services, Inc., Class A	88,400	2,141,048
LB Foster Co., Class A*	32,500	704,275
Limbach Holdings, Inc.*	7,000	34,510
LS Starrett Co. (The), Class A*	9,400	54,520
LSI Industries, Inc.	55,000	287,100
Marten Transport, Ltd.	100,776	2,094,125
Matson, Inc.	90,590	3,398,031
Matthews International
Corp., Class A	58,500	2,070,315
Mesa Air Group, Inc.*	50,000	337,250
Milacron Holdings Corp.*	135,000	2,250,450
Miller Industries, Inc.	22,700	755,910
MYR Group, Inc.*	40,000	1,251,600
Navigant Consulting, Inc.	125,900	3,518,905
Navios Maritime Holdings, Inc.*	25,000	120,250
NL Industries, Inc.*	5,000	18,800
Northwest Pipe Co.*	10,100	284,315
NOW, Inc.*	160,000	1,835,200
Orion Group Holdings, Inc.*	52,672	237,024
PAM Transportation
Services, Inc.*	16,000	945,760
Pangaea Logistics Solutions, Ltd.+	4,800	15,408
Park-Ohio Holdings Corp.	24,000	716,640
Patrick Industries, Inc.*	35,000	1,500,800
Patriot Transportation
Holding, Inc.*	7,500	142,500
Powell Industries, Inc.	20,400	798,660
Preformed Line Products Co.	4,600	251,114
Quad/Graphics, Inc.	50,000	525,500
Quanex Building Products Corp.	70,000	1,265,600

www.bridgeway.com	7

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Rush Enterprises, Inc., Class A	48,600	$1,874,988
Rush Enterprises, Inc., Class B	34,700	1,385,571
Safe Bulkers, Inc.*	197,100	344,925
Scorpio Bulkers, Inc.	138,700	843,296
Servotronics, Inc.	1,000	9,900
Spartan Motors, Inc.	10,000	137,200
Steelcase, Inc., Class A	202,600	3,727,840
Sterling Construction Co., Inc.*	53,800	707,470
Team, Inc.*	44,400	801,420
Textainer Group Holdings, Ltd.*	104,900	1,039,559
Titan Machinery, Inc.*	47,800	685,452
TrueBlue, Inc.*	44,250	933,675
Tutor Perini Corp.*	72,000	1,031,760
USA Truck, Inc.*	17,700	142,131
Vectrus, Inc.*	11,900	483,735
Veritiv Corp.*	32,433	586,389
VSE Corp.	25,560	871,340
Wabash National Corp.	102,000	1,480,020
Willis Lease Finance Corp.*	47,634	2,637,971
		98,384,654
Information Technology - 6.82%
Alpha & Omega Semiconductor, Ltd.*	61,905	760,193
Amkor Technology, Inc.*	408,000	3,712,800
Avaya Holdings Corp.*	169,300	1,731,939
Aviat Networks, Inc.*	13,800	188,370
Benchmark Electronics, Inc.	94,300	2,740,358
BK Technologies Corp.	26,700	89,712
Communications Systems, Inc.	5,800	26,506
Computer Task Group, Inc.*	100	500
Comtech Telecommuni-cations Corp.	61,785	2,008,012
CSP, Inc.	5,150	69,473
Diodes, Inc.*	74,600	2,995,190
Finjan Holdings, Inc.*	88,700	177,400
Ichor Holdings, Ltd.*	40,500	979,290
Innodata, Inc.*	43,000	57,190
Insight Enterprises, Inc.*	74,600	4,154,474
inTEST Corp.*	54,500	253,425
KEMET Corp.	126,750	2,304,315
Key Tronic Corp.*	18,600	118,110
Kimball Electronics, Inc.*	59,100	857,541
Mind CTI, Ltd.	500	1,175
NeoPhotonics Corp.*	71,000	432,390
NetSol Technologies, Inc.*	15,700	87,135

Industry Company	Shares	Value

Information Technology (continued)
Network-1 Technologies, Inc.	50,000	$116,615
Nortech Systems, Inc.*	1,500	4,530
PC-Tel, Inc.	37,950	318,780
Perceptron, Inc.*	13,500	64,800
Photronics, Inc.*	171,470	1,865,594
Presidio, Inc.	167,300	2,827,370
Sanmina Corp.*	90,900	2,918,799
ScanSource, Inc.*	64,500	1,970,475
Steel Connect, Inc.*	135,000	233,550
SunPower Corp.*+	88,900	975,233
Sykes Enterprises, Inc.*	92,750	2,841,860
Synacor, Inc.*	85,400	116,998
Synaptics, Inc.*	20,000	799,000
TiVo Corp.	136,400	1,038,686
Trio-Tech International*	13,000	46,857
TSR, Inc.*	1,385	4,446
TTM Technologies, Inc.*	219,402	2,675,607
Ultra Clean Holdings, Inc.*	22,000	321,970
Wayside Technology Group, Inc.	15,700	235,971
Westell Technologies, Inc.,
Class A*	59,900	81,464
		43,204,103
Materials - 5.17%
AdvanSix, Inc.*	58,900	1,514,908
American Vanguard Corp.	4,800	75,360
Boise Cascade Co.	68,400	2,229,156
Clearwater Paper Corp.*	46,000	971,520
Forterra, Inc.*+	170,000	1,229,100
Friedman Industries, Inc.	32,900	213,521
FutureFuel Corp.	79,500	949,230
Gulf Resources, Inc.*	18,150	12,974
Hecla Mining Co.	749,000	1,318,240
Innophos Holdings, Inc.	10,000	324,600
Intrepid Potash, Inc.*	300,000	981,000
Kraton Corp.*	110,477	3,567,302
Kronos Worldwide, Inc.	35,000	432,950
LSB Industries, Inc.*	103,500	536,130
Materion Corp.	21,400	1,313,104
Mercer International, Inc.	129,850	1,628,319
Owens-Illinois, Inc.	335,000	3,440,450
PH Glatfelter Co.	105,000	1,615,950
Ramaco Resources, Inc.*	69,900	261,076
Rayonier Advanced Materials, Inc.+	74,500	322,585
Resolute Forest Products, Inc.	202,500	951,750
Ryerson Holding Corp.*	65,700	560,421

8	Quarterly Report | September 30, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Materials (continued)
Schnitzer Steel Industries, Inc., Class A	77,600	$ 1,603,216
SunCoke Energy, Inc.*	181,200	1,021,968
Synalloy Corp.	2,200	35,090
Trecora Resources*	18,600	167,772
Tredegar Corp.	77,600	1,514,752
Universal Stainless & Alloy
Products, Inc.*	1,350	21,060
Verso Corp., Class A*	61,001	755,192
Warrior Met Coal, Inc.	163,000	3,181,760

		32,750,456

Real Estate - 0.34%
Altisource Portfolio Solutions SA*+	72,000	1,455,840
Consolidated-Tomoka Land Co.	11,000	721,600
Forestar Group, Inc.*+	1	18

		2,177,458

TOTAL COMMON STOCKS - 98.97%		627,346,035
(Cost $579,021,228)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%***+	5,307	13,267

TOTAL PREFERRED STOCK - 0.00%		13,267
(Cost $ 11,039)

RIGHTS - 0.00%
TheStreet, Inc., CVR,expiring 02/03/20*Δ+	7,000	—
Newstar Financial, Inc., expiring 12/26/19*Δ	105,100	5,255

TOTAL RIGHTS - 0.00%		5,255
(Cost $ 74,352)

WARRANTS - 0.00%
Air T Funding, expiring 06/07/20*	27,864	975
Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	38

TOTAL WARRANTS - 0.00%		1,013
(Cost $ 73,557)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.14%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	7,207,304	$7,207,304

TOTAL MONEY MARKET FUND - 1.14%			7,207,304
(Cost $7,207,304)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.79%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	24,044,835	24,044,835
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 3.79%			24,044,835
(Cost $24,044,835)

TOTAL INVESTMENTS - 103.90%			$658,617,709
(Cost $610,432,315)
Liabilities in Excess of Other Assets - (3.90%)			(24,703,837)

NET ASSETS - 100.00%			$633,913,872

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.
***	Security is perpetual and has no stated maturity date.
^	Rate disclosed as of September 30, 2019.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of $23,168,374 as of September 30, 2019.

CVR - Contingent Value Rights

PLC - Public Limited Company

www.bridgeway.com	9

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Summary of inputs used to value the Fund’s investments as of 09/30/2019:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$90,539,163	$104,193	$—	$90,643,356
Industrials	98,358,614	26,040	—	98,384,654
Information Technology	43,199,657	4,446	—	43,204,103
Other Industries (a)	395,113,922	—	—	395,113,922

Total Common Stocks	627,211,356	134,679	—	627,346,035
Preferred Stock	13,267			13,267
Rights	—	—	5,255	5,255
Warrants	—	1,013	—	1,013
Money Market Fund	—	7,207,304	—	7,207,304
Investments Purchased with Cash Proceeds from Securities Lending	—	24,044,835	—	24,044,835

TOTAL	$627,224,623	$31,387,831	$5,255	$658,617,709

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights
Balance as of 06/30/2019	$ 7,357
Purchases	630
Return of Capital	(1,902)
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	(830)
Transfers in	—
Transfers out	—

Balance as of 09/30/2019	$ 5,255

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2019	$ (830)

10	Quarterly Report | September 30, 2019 (Unaudited)